SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Stock options issued and outstanding and exercisable) (Details)	Dec. 31, 2017 USD ($) shares year	Dec. 31, 2017 CAD shares year	Jan. 01, 2017 shares	Jan. 03, 2016 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	3,022,000	3,022,000
Options exercisable, number (in shares)	599,562	599,562	468,813
$13.60
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | CAD		CAD 13.60
$15.59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | CAD		15.59
$24.22
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | CAD		24.22
$30.46
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | CAD		30.46
$33.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | CAD		33.01
$38.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | CAD		38.01
$42.27
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | CAD		CAD 42.27
$29.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | $	$ 29.01
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	2,263,000	2,263,000	2,532,000	1,895,000
Options exercisable, number (in shares)	600,000	600,000
CAD | $13.60
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	63,000	63,000
Options issued and outstanding, remaining contractual life | year	1	1
Options exercisable, number (in shares)	63,000	63,000
CAD | $15.59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	81,000	81,000
Options issued and outstanding, remaining contractual life | year	2	2
Options exercisable, number (in shares)	81,000	81,000
CAD | $24.22
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	261,000	261,000
Options issued and outstanding, remaining contractual life | year	3	3
Options exercisable, number (in shares)	174,000	174,000
CAD | $30.46
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	286,000	286,000
Options issued and outstanding, remaining contractual life | year	4	4
Options exercisable, number (in shares)	138,000	138,000
CAD | $33.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	714,000	714,000
Options issued and outstanding, remaining contractual life | year	6	6
Options exercisable, number (in shares)	0	0
CAD | $38.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	575,000	575,000
Options issued and outstanding, remaining contractual life | year	5	5
Options exercisable, number (in shares)	144,000	144,000
CAD | $42.27
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	283,000	283,000
Options issued and outstanding, remaining contractual life | year	8	8
Options exercisable, number (in shares)	0	0
USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	759,000	759,000	0
USD | $29.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	759,000	759,000
Options issued and outstanding, remaining contractual life | year	7	7
Options exercisable, number (in shares)	0	0